Related Party Transactions (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Related party transactions net	$ 376,478		$ 702,447		$ 645,138
Guardforce Security (Thailand) Company Limited [Member]
Statement Line Items [Line Items]
Related party transactions net	371,362	[1]	695,594	[2]	639,397	[2]
Guardforce Aviation Security Co.,Ltd [Member]
Statement Line Items [Line Items]
Related party transactions net	$ 5,116	[3]	$ 6,853	[4]	$ 5,741	[4]

[1]	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company.
[2]	Guardforce Security (Thailand) Co.,Ltd. provided security guard services to the Company.
[3]	Guardforce Aviation Security Co., Ltd. provided escort services to the Company.
[4]	Guardforce Aviation Security Co.,Ltd. provided escort services to the Company.